Property and Equipment (Details) - Schedule of Property and Equipment - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Cost [Member]
Property and Equipment (Details) - Schedule of Property and Equipment [Line Items]
Cost Balance at Beginning	$ 1,160,124	$ 1,094,795
Additions		65,329
Cost, Disposals	(192,361)
Cost Balance at Ending	967,763	1,160,124
Accumulated amortizationt [Member]
Property and Equipment (Details) - Schedule of Property and Equipment [Line Items]
Accumulated amortization, Balance at Beginning	987,283	767,850
Amortization for the period	97,668	219,433
Accumulated amortization,Disposals	(135,692)
Accumulated amortization, Balance at Ending	949,259	987,283
Carrying amounts [Member]
Property and Equipment (Details) - Schedule of Property and Equipment [Line Items]
Carrying amounts, Beginning	172,841	326,945
Carrying amounts, Ending	18,504	172,841
Computers [Member] | Cost [Member]
Property and Equipment (Details) - Schedule of Property and Equipment [Line Items]
Cost Balance at Beginning	246,719	181,390
Additions		65,329
Cost, Disposals	(192,361)
Cost Balance at Ending	54,358	246,719
Computers [Member] | Accumulated amortizationt [Member]
Property and Equipment (Details) - Schedule of Property and Equipment [Line Items]
Accumulated amortization, Balance at Beginning	152,746	113,079
Amortization for the period	18,800	39,667
Accumulated amortization,Disposals	(135,692)
Accumulated amortization, Balance at Ending	35,854	152,746
Computers [Member] | Carrying amounts [Member]
Property and Equipment (Details) - Schedule of Property and Equipment [Line Items]
Carrying amounts, Beginning	93,973	68,311
Carrying amounts, Ending	18,504	93,973
Right of Use Asset [Member] | Cost [Member]
Property and Equipment (Details) - Schedule of Property and Equipment [Line Items]
Cost Balance at Beginning	913,405	913,405
Additions
Cost, Disposals
Cost Balance at Ending	913,405	913,405
Right of Use Asset [Member] | Accumulated amortizationt [Member]
Property and Equipment (Details) - Schedule of Property and Equipment [Line Items]
Accumulated amortization, Balance at Beginning	834,537	654,771
Amortization for the period	78,868	179,766
Accumulated amortization,Disposals
Accumulated amortization, Balance at Ending	913,405	834,537
Right of Use Asset [Member] | Carrying amounts [Member]
Property and Equipment (Details) - Schedule of Property and Equipment [Line Items]
Carrying amounts, Beginning	78,868	258,634
Carrying amounts, Ending	$ 0	$ 78,868